Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator (RMB in thousands):
Net income attributable to the Company's shareholders for basic net income per share calculation	¥ 33,759,800	$ 4,827,586	¥ 29,697,609	¥ 29,416,552
Net income attributable to the Company's shareholders for dilutive net income per share calculation | ¥	¥ 33,739,216		¥ 29,697,609	¥ 29,416,552
Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic (in shares)	3,186,454	3,186,454	3,200,453	3,216,475
Dilutive effect of restricted share units (in shares)	31,720	31,720	30,149	35,554
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,218,174	3,218,174	3,230,602	3,252,029
Net income per share, basic (RMB) | (per share)	¥ 10.59	$ 1.52	¥ 9.28	¥ 9.15
Net income per share, diluted (RMB) | (per share)	¥ 10.48	$ 1.5	¥ 9.19	¥ 9.05
Anti-dilutive restricted share units excluded from the calculation of diluted net income per share (in shares)	7,000	7,000	15,300	6,300